Schedule of Mortgage Notes Payable Related to Debt (Details) - USD ($)	3 Months Ended	12 Months Ended
	Sep. 30, 2025	Jun. 30, 2025	Jun. 30, 2024
Short-Term Debt [Line Items]
Balance	$ 4,738,493	$ 3,442,987	$ 1,549,366
Balance
Debt acquired in acquisition of SWC	19,484,000	759,776
Repayments	(1,341)	(33,490)
Balance		4,738,493	$ 3,442,987
Balance	19,482,659
Less: short term	386,682
Long term	19,095,977	6,328,767
Loan #34 [Member] | Victorville [Member]
Short-Term Debt [Line Items]
Balance
Debt acquired in acquisition of SWC	9,492,000
Repayments	(1,341)
Balance	9,490,659
Less: short term	188,373
Long term	9,302,556
Loan #35 [Member] | Rancho Mirage [Member]
Short-Term Debt [Line Items]
Debt acquired in acquisition of SWC	9,992,000
Repayments
Balance	9,992,000
Less: short term	198,309
Long term	$ 9,793,421